Related parties transactions - Additional information (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Purchases			$ 8	$ 159	$ 10
Long-term convertible notes due from an associated companies	$ 0	$ 11	0	11
Other payments and payables to associated companies			$ 0	$ 2	$ 3
Associate One
Disclosure of associates [line items]
Proportion of ownership interest in associate	21.40%
Associate Two
Disclosure of associates [line items]
Proportion of ownership interest in associate		40.30%
Associate Three
Disclosure of associates [line items]
Proportion of ownership interest in associate		8.80%